STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

July 23, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:
AI Quality Growth ETF, Adaptive Hedged High Income ETF, Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF and RH Rotation ETF, each a series of the Starboard Investment Trust (the “Adaptive ETFs”)
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the AI Quality Growth ETF, Adaptive Hedged High Income ETF, Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and RH Tactical Rotation ETF do not differ from those contained in the Post-Effective Amendment No. 388 to the Trust’s Registration Statement on Form N-1A. The amendment was filed with the U.S. Securities and Exchange Commission electronically on July 20, 2021.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie Coop, Secretary